Post-employment benefits - Plan assets allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 516	€ 499
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,089	1,122	€ 1,380
Plan assets [member] | Assets quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	513	560
Other assets, amount contributed to fair value of plan assets	182	203
Equity instruments, amount contributed to fair value of plan assets	31
Plan assets [member] | Assets not quoted in active market [Member]
Post-employment benefits [Line Items]
Other assets, amount contributed to fair value of plan assets	€ 363	258
Equity instruments, amount contributed to fair value of plan assets		€ 101